Intangible Asset - Schedule of Intangible Asset (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Intangible Asset [Abstract]
License, Useful life	5 years	5 years
License	$ 150,000		$ 62,836
Less: accumulated amortization	(17,500)		(4,189)
Intangible asset	$ 132,500		$ 58,647